Investments and Assets and Liabilities Held for Sale - Net Cash Flows Incurred by Subsidiaries Related to Energy Business Unit (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Discontinued Operations [line items]
Operating activities	R$ 20,999	R$ 243,293	R$ 213,488
Investing activities	(86,877)	(200,316)	(166,718)
Financing activities	1,708	10,627	(63,480)
Net cash generated/(used)	(64,170)	53,604	(16,710)
Guatapara Energia SA [member]
Disclosure of Discontinued Operations [line items]
Operating activities		5,162	(4,400)
Investing activities		(4,399)	2,519
Financing activities			2,500
Net cash generated/(used)		763	619
Estre Energia Renovavel Part. S.A. [member]
Disclosure of Discontinued Operations [line items]
Operating activities		1,670	(33,063)
Investing activities		33	33,143
Financing activities			1
Net cash generated/(used)		1,703	81
Discontinued operations [member] | Guatapara Energia SA [member]
Disclosure of Discontinued Operations [line items]
Operating activities	3,097	5,162	(4,400)
Investing activities	(3,300)	(4,399)	2,519
Financing activities			2,500
Net cash generated/(used)	(203)	763	619
Discontinued operations [member] | Estre Energia Renovavel Part. S.A. [member]
Disclosure of Discontinued Operations [line items]
Operating activities	(433)	25,076	(4,971)
Investing activities	(1,193)	(22,496)	(16,576)
Financing activities			21,499
Net cash generated/(used)	R$ (1,626)	R$ 2,580	R$ (48)